REORGANIZATION ITEMS, NET (Narrative) (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 14, 2012 item
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Reorganization items, total	$ 233	$ 3,849	$ 520	$ (4,471)		$ 131	$ 5,659
Allocated reorganization items, non-cash						131	5,659
Number of subsidiaries | item								180
INSW Facilities [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Debt instrument, face amount	628,375					628,375
Line of credit facility, maximum borrowing capacity	$ 50,000					50,000
OSG Inc. [Member]
Chapter 11 Filing Going Concern and Other Related Matters [Line Items]
Reorganization items, total					$ 131	$ 131	$ 5,659